Note 15 - Derivative Financial Instruments - Derivatives Not Designated as Hedging Instruments by Account Type (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Interest rate swap contract	$ 0	$ 184,392
Derivative	0	200,636
Total derivative assets	$ 0	$ 385,028